PROMISSORY NOTES (Tables)	12 Months Ended
May 31, 2020
PROMISSORY NOTES (Tables)
Promissory notes payable

Promissory notes payable at May 31, 2020 and May 31, 2019 consists of the following:

	May 31, 2020	May 31, 2019
Dated March 31, 2018	$6,500	$6,500
Total promissory notes payable, gross	6,500	6,500
Less: current portion	-	-
Long-term promissory note payable	$6,500	$6,500